SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Compensation and benefits	$ 38,253	$ 51,527
Distributor and agent commissions	10,345	14,877
Operating lease obligations - current portion	6,604	7,409
Income taxes	3,121	6,585
Taxes other than income taxes	8,929	2,962
Fair value of derivatives - current portion	1,592	801
Other	9,453	15,613
Total accrued expenses and other current liabilities	$ 78,297	$ 99,774
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total accrued expenses and other current liabilities	Total accrued expenses and other current liabilities